Changes in disclosures	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Changes in disclosures
5.	Changes in disclosures

Adoption of new and amended standards and interpretations

The Company applied for the first time the following standards and amendment, which are effective for annual periods beginning on or after January 1, 2018:

•	IFRS 9 Financial instruments

•	IFRS 15 Revenue from contracts with customers

•	Amendment to IFRS 15 Revenue from contracts with customers

The following amendments effective for annual periods beginning on or after January 1, 2018, had no impact on the company’s financial statements:

Amendments to IFRS 2 Share based payments

Amendments to IFRS 4 Insurance contracts

Amendments to IAS 40 Investment property

Annual Improvements Cycle—2014-2016: IFRS 1 Adoption for the first time of international financial reporting standards and IAS 28 Investments in associates and joint ventures.

IFRIC 22 Foreign currency transactions and advance consideration

The Company has not early adopted any standards, interpretations or amendments that have been issued but are not yet effective.

5.1	IFRS 15 Revenue from contracts with customers

The new standard provides a framework that replaces existing revenue recognition guidance in IFRS and establishes a five-step model to account for revenue arising from contracts with customers and requires that revenue be recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.

The model specifies that revenue should be recognized when (or as) an entity transfers control of goods or services to a customer at the amount to which the entity expects to be entitled.

Depending on whether certain criteria are met, revenue is recognized:

•	over time, in a manner that depicts the entity’s performance; or

•	at a point in time, when control of the goods or services is transferred to the customer.

The Company adopted IFRS 15 using the full retrospective method of adoption, using the following practical expedients:

•	The effect of the transition on the current period has not been disclosed.

•	Not restate contracts that begin and end within the same annual reporting period.

•	Not disclose the amount of the remaining performance obligations for contracts since the original expected duration of the contacts are less or equal to one year.

•	The costs to obtain a contract are recognized as expense because the amortization period is one year or less.

The effect of adopting IFRS 15 is, as follows:

Impact on statement of profit or loss

	2017	IFRS 15	2017 Restated
Operating revenue
Passenger revenue	$2,462,419	$(18,168)	$2,444,251
Cargo and mail revenue	55,290	—	55,290
Other operating revenue	9,847	12,398	22,245

	2,527,556	(5,770)	2,521,786
Operating expenses
Other operating expenses	1,897,500	—	1,897,500
Sales and distribution	200,413	(157)	200,256

	2,097,913	(157)	2,097,756

Operating profit	429,643	(5,613)	424,030
Non—operating (expense) income	(10,675)	—	(10,675)

Profit before taxes	418,968	(5,613)	413,355
Income tax expense	(49,310)	—	(49,310)

Net profit	369,658	(5,613)	364,045

Earnings per share

Basic and diluted	$8.71	$(0.13)	$8.58

	2016	IFRS 15	2016 Restated
Operating revenue
Passenger revenue	$2,155,167	$(6,666)	$2,148,501
Cargo and mail revenue	53,989	—	53,989
Other operating revenue	12,696	4,000	16,696

	2,221,852	(2,666)	2,219,186
Operating expenses
Other operating expenses	1,760,348	—	1,760,348
Sales and distribution	193,984	(147)	193,837

	1,954,332	(147)	1,954,185

Operating profit	267,520	(2,519)	265,001
Non—operating (expense) income	96,679	—	96,679

Profit before taxes	364,199	(2,519)	361,680
Income tax expense	(38,271)	—	(38,271)

Net profit	325,928	(2,519)	323,409

Earnings per share

Basic and diluted	$7.69	$(0.06)	$7.63

The nature of these adjustments are described below:

•

Ancillary services: considerations about these contracts are at what level and when revenues take place. This was evaluated under the performance obligations criteria, including services such as excess baggage fees, exchange fees, upgrades fees and other fees. The main change is the recognition of revenue from the sales date to the departure date, the moment when the performance obligations are fulfilled.

Under the new standard these deliverables are considered a single performance obligation, which will not exist without the main performance obligation, the travel service that is fulfilled at departure date.

The Company recognized a decrease of $2.6 million and $1.4 million for the year ended as of December 2017 and 2016, respectively, in Passenger revenue due to the change in the timing of revenue recognition related to exchange fee and other ancillary, from the sales date, to the departure date.

•

Denied board compensation: considerations about whether this performance obligation should be recognized as an operational expense or be allocated against the revenue. This impact consists in the reclassification of this type of performance obligation from the operational expense to contra revenue.

The Company recognized a decrease of $0.2 million in each year ended as of December 2017 and 2016 in Passenger revenue, due the reclassification of denied board compensation from the Sales and distribution operating expenses.

•

Classification of revenue streams: certain revenues that was presented as passenger revenue has been reclassified to other revenue. This revenue has been reclassified between passenger revenue, other revenue and operational expenses for the adoption. This reclassification occurred due to the analysis and classification of each contract according to each associated performance obligations. Some of these concepts include charter flights, publicity and fees related to cobrand agreements.

The Company recognized a decrease of $15.4 million and $5.1 million for the year ended as of December 2017 and 2016 due to the reclassification from Passenger revenue to Other operating revenue of the revenue related to the sale and transfer of miles and cobrand agreements from our frequent flyer program, the sale of advertising space, and charter flight.

•

Loyalty program contract: considerations about loyalty point valuations, related to co-brand contracts. Multiple deliverable in this contract relate to points earn by the passenger and marketing related to the credit card with the financial entities were changed from a residual method to a method which allocates consideration based upon the relative selling price of the deliverables. The relative selling price of the deliverables is determined based upon the estimated standalone selling prices of each deliverable in the arrangement. Due to this assessment, the value applied to miles earned under the co-brand agreements have been be adjusted, changing the amount of revenue recognized from the inceptions of these contracts.

The Company recognized a decrease of $2.7 million and $1.1 million for the year ended as of December 2017 and 2016, respectively, in other operating revenue due to the change in the amount deferred for mileages credits due to sales from co-brand partner agreements resulting from the change from the residual method to the relative selling price method.

Impact on the consolidated statement of financial position

	2017	IFRS 15	2017 Restated
ASSETS	$4,044,961	—	4,044,961
LIABILITIES AND EQUITY
Current liabilities
Air traffic liability	470,693	6,475	477,168
Frequent flyer deferred revenue	13,186	4,011	17,197
Other current liabilities	563,150	—	563,150

	1,047,029	10,486	1,057,515
Non—current liabilities	1,092,320	—	1,092,320

Total liabilities	2,139,349	10,486	2,149,835

Equity
Retained earnings	1,574,781	(4,873)	1,569,908
Net income	369,658	(5,613)	364,045
Equity	(38,827)	—	(38,827)

Total equity	1,905,612	(10,486)	1,895,126

Total liabilities and equity	$4,044,961	—	4,044,961

	2016	IFRS 15	2016 Restated
ASSETS	$3,640,595	—	3,640,595
LIABILITIES AND EQUITY
Current liabilities
Air traffic liability	396,237	3,559	399,796
Frequent flyer deferred revenue	9,044	1,314	10,358
Other current liabilities	457,401	—	457,401

	862,682	4,873	867,555
Non—current liabilities	1,141,160	—	1,141,160

Total liabilities	2,003,842	4,873	2,008,715

Equity
Retained earnings	1,355,645	(2,354)	1,353,291
Net income	325,928	(2,519)	323,409
Equity	(44,820)	—	(44,820)

Total equity	1,636,753	(4,873)	1,631,880

Total liabilities and equity	$3,640,595	—	3,640,595

The nature of these adjustments are described below:

•

An increase of $6.4 million and $3.6 million as of December 31, 2017 and 2016, respectively, due to the change in the timing of revenue recognition related to exchange fee and other ancillary, from the sales date, to the departure date

•

An increase of $4.0 and $1.3 million as of December 31, 2017 and 2016, respectively, in Frequent flyer deferred revenue, due the change in the amount deferred for mileages credits due to sales from co-brand partner agreements resulting from the change from the residual method to the relative selling price method product.

•

A decrease of $4.9 million in retained earnings due to the impacts of the 2016 period. A decrease of $2.4 million in retained earnings by: $2.2 million due to the change in the timing of revenue recognition related to exchange fee and other ancillary, from the sales date, to the departure date; and $0.2 million due to the change in the amount deferred for mileages credits due to sales from co-brand partner agreements resulting from the change from the residual method to the relative selling price method. This effect is the product of the impact of the 2015 period.

The change did not have a material impact on OCI for the period. The impact on the statement of cash flows for the year ended 31 December 2017 and 2016, only relates to the changes in the net profit. There was no impact on the net cash flows from operating activities. The cash flows from investing and financing activities were not affected.

5.2	IFRS 9 Financial instruments

IFRS 9 Financial Instruments replaces IAS 39 Financial Instruments: Recognition and Measurement for annual periods beginning on or after January 1, 2018, bringing together all three aspects of the accounting for financial instruments: classification and measurement; impairment; and hedge accounting.

The Company adopted the new standard without restating comparative information. The adjustments arising from the new impairment rules are therefore recognized in the opening balance on January, 1, 2018. The adoption of IFRS 9 resulted in changes in accounting policies set out in note 3(f).

•	Classification and measurement

The classification and measurement requirements of IFRS 9 did not have an impact on the Company. Trade receivables and investments are held to collect contractual cash flows and are expected to give rise to cash flows representing solely payments of principal and interest. The Company analyzed the contractual cash flow characteristics of those instruments and concluded that they meet the criteria for amortized cost measurement under IFRS 9 therefore; reclassification for these instruments is not required.

There was not impact on the Company’s accounting for financial liabilities, as the new requirements only affect the accounting for financial liabilities that are designated at fair value through profit or loss and the Company as of January 1, 2018 did not have any such liabilities.

•	Impairment of financial assets

The adoption of IFRS 9 has fundamentally changed the Company’s accounting for impairment losses for financial assets by replacing IAS 39’s incurred loss approach with a forward-looking ECL approach. IFRS 9 requires the Company to recognize an allowance for ECLs for all financial assets not held at fair value through profit or loss.

Set out below is the reconciliation of the ending impairment allowances in accordance with IAS 39 to the opening loss allowances determined in accordance with IFRS 9:

	Allowance for impairment under IAS 39 as at 31 December 2017	Remeasurement	ECL under IFRS 9 as at 1 January 2018
Investment	$—	$(1,120)	$(1,120)
Account receivables	(3,673)	(624)	(4,297)

	(3,673)	(1,744)	(5,417)

•	Investments at amortized cost

Are considered to be low risk, and therefore the impairment provision is determined at 12-month ECLs using the general approach as prescribed by IFRS 9. Applying the expected credit risk model results in the recognition of a loss allowance of $1.1 million on January 1, 2018 and further increase of $0.1 million in the current period.

•	Accounts receivables

For accounts receivables, the Company applies the simplified approach, which requires the use of the lifetime expected loss provision for all trade receivables. Applying the simplified approach results in the recognition of a loss allowance of $0.6 million on January 1, 2018 and further increase of $1.3 million in the current period.

Further disclosures are provided in note 28.3.

•	Hedge accounting

At the date of initial application, January 1, 2018, the Company does not have financial instruments designated under hedge accounting.